iShares®

iShares Trust

Supplement dated August 15, 2014

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI“s) for the

iShares Industrial/Office Real Estate Capped ETF (FNIO),

iShares NYSE 100 ETF (NY), iShares NYSE Composite ETF (NYC),

iShares Retail Real Estate Capped ETF (RTL),

iShares Target Date Retirement Income ETF (TGR), iShares Target Date 2010 ETF (TZD),

iShares Target Date 2015 ETF (TZE), iShares Target Date 2020 ETF (TZG),

iShares Target Date 2025 ETF (TZI), iShares Target Date 2030 ETF (TZL),

iShares Target Date 2035 ETF (TZO), iShares Target Date 2040 ETF (TZV),

iShares Target Date 2045 ETF (TZW) and iShares Target Date 2050 ETF (TZY)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On July 22, 2014, the Board of Trustees of iShares Trust unanimously voted to close and liquidate the Funds. After the close of business on October 14, 2014, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on October 15, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about October 21, 2014.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to October 15, 2014, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on October 14, 2014 and October 21, 2014, because shares will not be traded on the NYSE Arca, Inc. (“NYSE Arca”), we cannot assure you that there will be a market for your shares.

Shareholders may sell their holdings of a Fund on NYSE Arca until the market close on October 14, 2014, and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of October 21, 2014, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally will recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. or its affiliates.
IS-A-FC1-081114

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 15, 2014

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI“s) for the

iShares Global Nuclear Energy ETF (NUCL),

iShares MSCI Emerging Markets Financials ETF (EMFN),

iShares MSCI Emerging Markets Materials ETF (EMMT) and

iShares MSCI Far East Financials ETF (FEFN)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On July 22, 2014, the Board of Trustees of iShares Trust unanimously voted to close and liquidate the Funds. After the close of business on October 14, 2014, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on October 15, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about October 21, 2014.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to October 15 2014, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on October 15, 2014 and October 21, 2014, because shares will not be traded on The NASDAQ Stock Market (“NASDAQ”), we cannot assure you that there will be a market for your shares.

Shareholders may sell their holdings of a Fund on NASDAQ until the market close on October 14, 2014, and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of October 21, 2014, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally will recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. or its affiliates.
IS-A-FC2-081114

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE